Consolidated Statements of Stockholders Equity and Comprehensive Loss (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock - First Issuance [Member] Common Stock [Member]	Common Stock - First Issuance [Member] Parent [Member]	Common Stock - First Issuance [Member]	Common Stock - Second Issuance [Member] Common Stock [Member]	Common Stock - Second Issuance [Member] Parent [Member]	Common Stock - Second Issuance [Member]	Common Stock - Third Issuance [Member] Common Stock [Member]	Common Stock - Third Issuance [Member] Parent [Member]	Common Stock - Third Issuance [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Interest In Subsidiary [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2007										$ 163,780	$ 5,490	$ (111,824)	$ (485)	$ 56,961	$ 1,370	$ 1,370	$ 58,331
Balance (in Shares) at Dec. 31, 2007										21,017,194
Comprehensive loss:
Net loss												(29,068)		(29,068)	(272)	(272)	(29,340)
Other comprehensive loss													(1,388)	(1,388)			(1,388)
Comprehensive loss														(30,456)		(272)	(30,728)
Share-based compensation										1,263	(112)			1,151			1,151
Issuance of restricted stock (in Shares)										35,437
Common stock issued										13,605				13,605			13,605
Common stock issued (in Shares)										2,048,428
Balance at Dec. 31, 2008										180,105	5,378	(140,892)	(1,873)	42,718	1,097	1,097	43,816
Balance (in Shares) at Dec. 31, 2008										23,285,918
Comprehensive loss:
Investment from non-controlling interest															62	62	62
Net loss												(21,312)		(21,312)	(619)	(619)	(21,931)
Other comprehensive loss													313	313			313
Comprehensive loss														(20,999)		(619)	(21,618)
Share-based compensation										221	931			1,152			1,152
Issuance of restricted stock (in Shares)										65,747
Common stock issued										8,189	4,624			12,813			12,813
Common stock issued (in Shares)										2,998,617
Balance at Dec. 31, 2009										188,515	10,933	(162,204)	(1,560)	35,684	541	541	36,225
Balance (in Shares) at Dec. 31, 2009										26,350,282
Comprehensive loss:
Investment from non-controlling interest															(536)	(536)	(536)
Net loss												(16,273)		(16,273)	(5)	(5)	(16,278)
Other comprehensive loss													(135)	(135)			(135)
Comprehensive loss														(16,408)		(5)	(16,413)
Share-based compensation										206	792			998			998
Issuance of restricted stock (in Shares)										177,744
Common stock issued										709				709			709
Common stock issued (in Shares)										487,654
Balance at Sep. 30, 2010										189,430	11,725	(178,477)	(1,695)	20,983			20,983
Balance (in Shares) at Sep. 30, 2010										27,015,680
Balance at Dec. 31, 2009										188,515	10,933	(162,204)		35,684	541	541	36,225
Balance (in Shares) at Dec. 31, 2009										26,350,282
Comprehensive loss:
Net loss												(22,286)		(22,286)	(5)	(5)	(22,291)
Comprehensive loss														(20,726)		(5)	(20,731)
Share-based compensation										283	1,364			1,647			1,647
Issuance of restricted stock (in Shares)										177,744
Common stock issued										692				692			692
Common stock issued (in Shares)										487,654
Balance at Dec. 31, 2010										189,491	12,297	(184,490)		17,298			17,298
Balance (in Shares) at Dec. 31, 2010										27,015,680
Balance at Jun. 30, 2010										189,225	11,526	(173,196)	(1,648)	25,907			25,907
Balance (in Shares) at Jun. 30, 2010										26,993,363
Comprehensive loss:
Net loss												(5,281)		(5,281)			(5,281)
Other comprehensive loss													(47)	(47)			(47)
Comprehensive loss														(5,328)			(5,328)
Share-based compensation										77	199			276			276
Common stock issued										128				128			128
Common stock issued (in Shares)										22,317
Balance at Sep. 30, 2010										189,430	11,725	(178,477)	(1,695)	20,983			20,983
Balance (in Shares) at Sep. 30, 2010										27,015,680
Balance at Dec. 31, 2010										189,491	12,297	(184,490)		17,298			17,298
Balance (in Shares) at Dec. 31, 2010										27,015,680
Comprehensive loss:
Net loss												(14,809)		(14,809)			(14,809)
Comprehensive loss														(14,809)			(14,809)
Share-based compensation										228	522			750			750
Common stock issued	3,795	3,795	3,795				52,103	52,103	52,103
Common stock issued (in Shares)	3,600,000			1,800,000			37,036,807
Warrant redemption											(530)			(530)			(530)
Balance at Sep. 30, 2011										245,617	12,289	(199,299)		58,607			58,607
Balance (in Shares) at Sep. 30, 2011										69,452,487
Balance at Jun. 30, 2011										193,436	12,510	(193,426)		12,520			12,520
Balance (in Shares) at Jun. 30, 2011										30,615,680
Comprehensive loss:
Net loss												(5,873)		(5,873)			(5,873)
Comprehensive loss														(5,873)			(5,873)
Share-based compensation										78	309			387			387
Common stock issued				52,103	52,103	52,103
Common stock issued (in Shares)	1,800,000			37,036,807
Warrant redemption											(530)			(530)			(530)
Balance at Sep. 30, 2011										$ 245,617	$ 12,289	$ (199,299)		$ 58,607			$ 58,607
Balance (in Shares) at Sep. 30, 2011										69,452,487